                                                         FILE NO. 811-2842



                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549




                                     FORM N-2




[ ] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X] AMENDMENT NO.   20



                          SAMARNAN INVESTMENT CORPORATION
--------------------------------------------------------------------------------
                  Exact Name of Registrant as Specified in Charter


                  214 NORTH RIDGEWAY DRIVE, CLEBURNE, TEXAS  76031
--------------------------------------------------------------------------------
               Address of Principal              (Number, Street,
                Executive Offices              City, State, Zip Code)

                                   (817) 641-7881
--------------------------------------------------------------------------------
                 Registrant's Telephone Number, including Area Code



GEORGE S. WALLS, JR.           214 NORTH RIDGEWAY DRIVE, CLEBURNE, TEXAS  76031
--------------------------------------------------------------------------------
Name and Address                   (Number, Street, City, State, Zip Code)
                                            of Agent for Service

                      SAMARNAN INVESTMENT CORPORATION

                                  FORM N-2

                           CROSS REFERENCE SHEET


ITEM OF FORM N-2                                               PAGE IN FORM N-2*
----------------                                               -----------------

     PART A
Item 1.   Outside Front Cover                                   Not Applicable
Item 2.   Inside Front Cover and Outside Back Cover Page        Not Applicable
Item 3.   Fee Table and Synopsis                                Not Applicable
Item 4.   Financial Highlights                                  Not Applicable
Item 5.   Plan of Distribution                                  Not Applicable
Item 6.   Selling Shareholders                                  Not Applicable
Item 7.   Use of Proceeds                                       Not Applicable
Item 8.   General Description of the Registrant                      2 & 3
Item 9.   Management                                                 3 - 8
Item 10.  Capital Stock, Long-Term Debt, and Other Securities        8 & 9
Item 11.  Defaults and Arrears on Senior Securities                    9
Item 12.  Legal Proceedings                                            9
Item 13.  Table of Contents of the Statement of Additional             9
          Information


     PART B
Item 14.  Cover Page                                            Not Applicable
Item 15.  Table of Contents                                     Not Applicable
Item 16.  General Information and History                       Not Applicable
Item 17.  Investment Objectives and Policies                          10
Item 18.  Management                                                  10
Item 19.  Control Persons and Principal Holders of Securities         10
Item 20.  Investment Advisory and Other Services                      10
Item 21.  Brokerage Allocation and Other Practices                    10
Item 22.  Tax Status                                                  10
Item 23.  Financial Statements                                        10


                                      (i)

     PART C
Item 24.  Financial Statements and Exhibits                          11 & 12
Item 25.  Market Arrangements                                     Not Applicable
Item 26.  Other Expenses of Issuance and Distribution             Not Applicable
Item 27.  Persons Controlled by or Under Common Control           Not Applicable
Item 28.  Number of Holders of Securities                               12
Item 29.  Indemnification                                               12
Item 30.  Business and Other Connections of Investment Adviser          12
Item 31.  Location of Accounts and Records                              12
Item 32.  Management Services                                     Not Applicable
Item 33.  Undertakings                                            Not Applicable

Signatures                                                              13

*    Filed in Item-and-Answer Form




                                        (ii)

                                       PART A

                                   THE PROSPECTUS

   ITEM 1.   OUTSIDE FRONT COVER
             Not Applicable.

   ITEM 2.   INSIDE FRONT COVER AND OUTSIDE BACK COVER PAGE
             Not Applicable.

   ITEM 3.   FEE TABLE AND SYNOPSIS
             Not Applicable.

   ITEM 4.   FINANCIAL HIGHLIGHTS
             Not Applicable.

   ITEM 5.   PLAN OF DISTRIBUTION
             Not Applicable.

   ITEM 6.   SELLING SHAREHOLDERS
             Not Applicable.

   ITEM 7.   USE OF PROCEEDS
             Not Applicable.

   ITEM 8.   GENERAL DESCRIPTION OF THE REGISTRANT
             1.   GENERAL:
                  (a) The answer to this Item is found on Page 2 in the response to Item 1, of the Registrant's initial registration statement on Form N-8B-1 (Commission File No. 2-33344) (hereinafter referred to as the "Registration Statement"), which material is hereby incorporated by reference.

                  (b)  The answer to this Item is found on Page 2 in response to
                       Item 3 of the Registrant's Registration Statement, which material is hereby incorporated by reference.

             2.   INVESTMENT OBJECTIVES AND POLICIES:
                  (a) The Registrant's investment objective, which it met in fiscal 1997, is to maintain its qualification as a "regulated investment company" under Subchapter M of the Internal Revenue Code.

                       This objective may not be changed without the vote of the holders of a majority of the Registrant's outstanding voting securities.

             (b) Consistent with this objective, the Registrant's portfolio emphasis has been the investment exclusively in tax-exempt obligations issued by a State of the United States or the District of Columbia or a political subdivision of a State or Territory of the United States or any public instrumentality thereof.

                  At the annual meeting of the Registrant's shareholders held on April 28, 1998, the shareholders approved a change in the Registrant's investment objective to permit the Registrant to invest up to 49% of its portfolio in taxable equity securities and taxable debt securities, with the remaining 51% of the portfolio to continue to be invested in the tax-exempt debt securities described above in the preceeding paragraph. This change of investment objective is more fully described under the caption "Change in Investment Objective" on pages
                  3, 4, 5, 6, 7, 8 and 9 of the Registrant's Proxy Statement, dated April 9, 1998, filed with the Commission (the "Proxy Statement") to which reference is made and which material is hereby incorporated by such reference.

             (c) The policies of the Registrant with respect to investments are set forth on pages 2 and 3 in response to Items 4 and 5 of the Registrant's Registration Statement, which material is hereby incorporated by reference.

                  The policies of the Registrant with respect to investments as a result of the change of investment objective referred to in paragraph (b) above, are set forth under the caption "Change in Investment Objective" on pages 3, 4, 5 and 6 of the Proxy Statement which material is hereby incorporated by reference.

             (d)  Not applicable.

        3.   RISK FACTORS:
             Investments by the Registrant in tax-exempt government obligations are primarily subject to the risk that the governmental authority issuing the obligations may default in the payment of interest and/or principal payable under its obligations and may seek the protection of the Federal bankruptcy laws. The Registrant has not experienced any such default to date.

             The risk factors with respect to taxable equity securities are set forth under the subcaption "Proposed Investment Objective" on page 4 of the Proxy Statement and the risk factors with respect to taxable debt securities are set forth under the subcaption "Proposed Investment Objective" on page 5 of the Proxy Statement which material is hereby incorporated by reference.

        4.   OTHER POLICIES:
             The answer to this Item is found on page 3 of the Registration Statement in response to Item 4 (g), which material is hereby incorporated by reference, and under the subcaption "Proposed Investment Objective" on pages 4, 5 and 6 of the Proxy Statement which material is hereby incorporated by reference.

        5.   SHARE PRICE DATA:
             The Registrant's securities are not listed on any stock exchange nor are transactions in its securities reported on NASDAQ. Consequently, the information requested by this Item is inapplicable.

        6.   BUSINESS DEVELOPMENT COMPANIES:
             Not applicable.

ITEM 9. MANAGEMENT
        1. GENERAL:
           (a) BOARD OF DIRECTORS:
               The Board of Directors of the Registrant is responsible for managing the business and affairs of the Registrant.

           (b) INVESTMENT ADVISERS:
               The Registrant has one investment advisor, Voyageur Asset Management LLC ("VAM") whose principal business address is 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

               VAM is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

    VAM is owned 33% in equal parts by Frank C. Tonnemaker, James C. King and Louis V. Nanne, senior executives of VAM and 67% as an indirect subsidiary of Dougherty Financial Group LLC ("DFG"), which is owned approximately 50% by Michael E. Dougherty, 50% in equal parts by James O. Pohlad, Robert C. Pohlad and William M. Pohlad. Mr. Dougherty co-founded the predecessor of DFG in 1977 and has served as DFG's Chairman of the Board since its inception.

    Under the Investment Advisory Agreement, dated as of April 1, 1991 (the "Agreement"), between the Registrant and VAM, which was approved by the Registrant's shareholders on April 25, 1991, VAM provides the Registrant with investment advice and statistical services regarding its investments, including, subject to authorization by the President of the Registrant, placing orders for the purchase and sale of the Registrant's portfolio securities.

    VAM has advised the Registrant that in effecting portfolio transactions on behalf of the Registrant, VAM will seek the most favorable price consistent with the best execution. VAM may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the desire of VAM to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both.

    Decisions with respect to placement of the Registrant's portfolio transactions are made by VAM. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable prices for the Registrant. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to VAM. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. The research services may allow VAM to supplement its own investment research activities and enable VAM to obtain the view and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Registrant. To the extent portfolio transactions are effected with broker-dealers who furnish research services, VAM would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Registrant from these transactions.

     VAM has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that will be required to be followed in connection with the placement of the Registrant's portfolio transactions in exchange for research services provided to VAM, except as noted below. However, VAM does maintain an informal list of broker-dealers which it will use as a general guide in the placement of the Registrant's business in order to encourage certain broker-dealers to provide VAM with research services which VAM anticipates will be useful to it. Because this list is merely a general guide, which is to be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. VAM has informal agreements with certain broker dealers who may provide or make available "soft dollar" credits for the purchase of research services.

    VAM will not effect any brokerage transactions in the Registrant's portfolio securities with any broker-dealer affiliated directly or indirectly with VAM.

    Pursuant to conditions set forth in rules of the Securities and Exchange Commission, the Registrant may purchase securities from an underwriting syndicate of which an affiliated broker-dealer is a member (but not directly from such affiliated broker-dealer itself). Such conditions relate to the price and amount of the securities purchased, the commission or spread paid and the quality of the issuer. The rules further require that such purchases take place in accordance with procedures adopted and reviewed periodically by the Board of Directors of the Registrant, particularly those Directors who are not "interested persons" of the Registrant.

    When two or more clients of VAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by VAM to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.

    Under the Agreement, the Registrant pays VAM an advisory fee of $12,000 per quarter, payable quarterly within five days after the end of each calendar quarter. At December 31, 1997, the Registrant had net assets of $18,507,502 and the annual fee payable under the Agreement represented approximately .26% of the Registrant's net assets at that date.

    The Registrant has paid VAM under the Agreement an advisory fee of $48,000 in each of the three years ended December 31, 1997.

    On April 30, 1997 the parent of VAM's predecessor, Dougherty Financial Group, Inc. ("DFG, Inc."), executed an Agreement and Plan of Merger ("Agreement") with Lincoln National Corporation ("LNC") pursuant to which LNC would acquire DFG, Inc., including the mutual fund investment advisory business of DFG, Inc. conducted by VAM's predecessor. However, VAM's institutional managed account business, which does business under the name Voyageur Asset Management, was not part of the merger.

    As a part of the merger with Lincoln, VAM's predecessor transferred its institutional managed account investment advisory business to VAM. This transfer included the Registrant's investment advisory agreement. As a result, the party responsible for the Registrant's investment advisory agreement has been Voyageur Asset Management LLC and not Voyageur Fund Managers, Inc. or Lincoln National Corporation or any Lincoln affiliate. Other than the technical change regarding the identity of the entity providing the services, no changes to the Registrant's investment advisory agreement has occurred.

(c) PORTFOLIO MANAGEMENT:
    The name and title of the person employed by VAM who is primarily responsible for the day-to-day management of the Registrant's portfolio is Steven P. Eldredge. Mr. Eldredge has been a Senior Vice President/Senior Tax Exempt Portfolio Manager of Fund Managers since July 1995, prior to which he was a portfolio manager for ABT Mutual Funds in Orlando, Florida from February 1989 to June 1995. Mr. Eldredge has over 19 years experience in portfolio management.

    Reference is made to the caption "Investment Advisor" on page 13 of the Proxy Statement for information relating to the individual who would be responsible for equity investments of the Registrant which material is hereby incorporated by reference.

   (d) ADMINISTRATORS:

       Not applicable.

   (e) CUSTODIANS:

       The name and principal business address of the Registrant's custodian, transfer agent and dividend paying agent are as follows:

           Custodian:
                Trust Company of Texas
                7001 Preston Road, Suite 300
                Dallas, Texas  75205

           Transfer Agent and Dividend Paying Agent:
                Securities Transfer Corporation
                16910 Dallas Parkway, Suite 100
                Dallas, Texas  75248

   (f) EXPENSES:

       The Regstrant pays, in addition to the fees payable to VAM under the Agreement, expenses for legal and accounting fees, the fees and expenses of its custodian, transfer agent and dividend paying agent as well as the costs of its shareholders meetings.

   (g) AFFILIATED BROKERAGE:

       All portfolio transactions in the Registrant's securities during the three years ended December 31, 1997, were transacted with primary market makers acting as principal on a net basis. Accordingly, the Registrant did not pay any brokerage commissions, as such, during such three year period, however, the market makers were compensated in the form of a "mark-up" or "mark-down" which may have resulted in a profit or a loss to them from such transactions. None of such market makers was an affiliated person of the Registrant or of VAM, or an affiliated person of any such person. The Registrant has not purchase any underwritten issues of securities for its portfolio during the three year period ended December 31, 1997.

  2. NON-RESIDENT MANAGERS:

     Not applicable.

  3. CONTROL PERSONS:

     Reference is made to the caption "Principal Shareholders" on pages 2 and 3, and to the subcaption "Stock Ownership of Directors and Officers" on page 11 of the Proxy Statement for information relating to control of the Registrant, which material is hereby incorporated by reference. The information contained therein is the same as of April 20, 1998.

     Reference is made to the caption "Election of Directors" on pages 10 and 11 of the Proxy Statement for information as to the name, address, age, and the principal occupation during the past five years of each director and officer of the Registrant and also to those directors who are "interested persons" of the Registrant and to the subcaption "Remuneration" on pages 11 and 12 of the Proxy Statement for the compensation paid to the officers and directors of the Registrant, which material is hereby incorporated by reference. The information contained therein is the same as of April 20, 1998.

     Reference is made to the subcaption "Stock Ownership of Directors and Officers" on page 11 of the Proxy Statement for information as to the equity securities of the Registrant owned by all of its officers and directors, which material is hereby incorporated by reference. The information contained therein is the same as of April 20, 1998.

 ITEM 10. CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

  1. CAPITAL STOCK:

     The Registrant has only one class of capital stock authorized, Common Stock, par value $1.00 per share.

     A description of the rights of the holders of the Registrant's Common Stock is found on page 8 of the Registration Statement in response to
     Item 26, which material is hereby incorporated by reference.

  2. LONG-TERM DEBT:

     The Registrant has no long-term debt.

  3. GENERAL:

     Not applicable.

  4. TAXES:

     For fiscal year 1997, Registrant qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code. As a
     "regulated investment company", income and dividends were not taxable to Registrant or its shareholders, but capital gains distributions were taxable. Registrant will pay dividends from its net investment income at such times and in such amounts as the Board of Directors determines. The Registrant will inform shareholders of the amount and nature of the income and gains.

     Reference is made to the subcaption "Tax Effects of Change in Investment Objective" on pages 7, 8 and 9 of the Proxy Statement for the federal income tax effects resulting from the change in the Registrant's investment objective, which material is hereby incorporated by reference.

  5. OUTSTANDING SECURITIES:

     As of April 20, 1998, the authorized and outstanding shares of the Registrant's Common Stock was as follows:

                    Authorized               Outstanding
                    ----------               -----------
                    2,000,000 shares         1,201,768 shares

  6. SECURITIES RATINGS:

     Not applicable.

ITEM 11.  DEFAULTS AND ARREARS ON SENIOR SECURITIES
          Not applicable.  The Registrant does not have any Senior Securities.

ITEM 12.  LEGAL PROCEEDINGS
          None.

ITEM 13. TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION Not applicable.

                                       PART B

                       INFORMATION REQUIRED IN A STATEMENT OF
                               ADDITIONAL INFORMATION

ITEM 14.  COVER PAGE

          Not applicable.

ITEM 15.  TABLE OF CONTENTS

          Not applicable.

ITEM 16.  GENERAL INFORMATION AND HISTORY

          Not applicable.

ITEM 17.  INVESTMENT OBJECTIVES AND POLICIES

          The answer to this item is fully responded to in Item 8 of Part A hereof.

ITEM 18.  MANAGEMENT

          The answer to this Item is fully responded to in Item 9 of Part A hereof.

ITEM 19.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          The answer to this Item is fully responded to in Item 9 of Part A hereof.

ITEM 20.  INVESTMENT ADVISORY AND OTHER SERVICES

          The answer to this Item is fully responded to in Item 9 of Part A hereof.

ITEM 21.  BROKERAGE ALLOCATION AND OTHER PRACTICES

          The answer to this Item is fully responded to in Item 9 of Part A hereof.

ITEM 22.  TAX STATUS

          The answer to this Item is fully responded to in Item 10 of Part A hereof.

ITEM 23.  FINANCIAL STATEMENTS

          Reference is made to Item 24 of Part C hereof for the financial statements filed as exhibits hereto.

                                       PART C

                                 OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a) FINANCIAL STATEMENTS:
             (i)   Statement of Assets and Liabilities as of December 31, 1997.

             (ii)  Portfolio of Investment Securities as of December 31, 1997.

             (iii) Statement of Operations for the Year ended December 31,
                   1997.

             (iv) Statement of Changes in Net Assets for the Years ended December 31, 1997 and 1996.

             (v)   Notes to Financial Statements.

             (vi) Selected Per Share Data and Ratios for Each of the Years in the Five Year Period ended December 31, 1997.

             All of the foregoing are in Registrant's Annual Report to Shareholders for 1997, which material is incorporated by reference in Part B hereof.

         (b) EXHIBITS:
             (1)  Amended Articles of Incorporation (1)
             (2)  By-Laws (1)
             (3)  None
             (4)  Specimen Stock Certificate (1)
             (5)  None
             (6)  None
             (7)  Investment Advisory Contract (2)
             (8)  Not applicable
             (9)  None
             (10) Custodian Agreement (3)
             (11) None
             (12) Not Applicable
             (13) None
             (14) Consent of Independent Auditors (4)
             (15) None
             (16) None
             (17) None
             (18) Not applicable
             (19) Registrant's Annual Report to Shareholders (4)

-------------

         (1) This material filed as an exhibit to Registrant's Registration Statement pursuant to the corresponding exhibit number therein is hereby incorporated by reference.

         (2) Registrant's Investment Advisory Agreement, dated as of April 1, 1991, with Voyageur Fund Managers, its present investment advisor, was attached as Exhibit A to the Registrant's Proxy Statement, dated April 8, 1991, filed in preliminary form with the Commission on or about March 20, 1991, which Agreement is hereby incorporated by reference.

         (3) Registrant's Custodian Agreement, dated August 14, 1992, with
         Trust Company of Texas was filed as Exhibit (9) to the Registrant's Amendment No. 15 to Registration Statement under the Investment
         Company Act of 1940 on Form N-2, dated April 20, 1993, which Agreement is hereby incorporated by reference.

         (4) Filed herewith.

ITEM 25. MARKET ARRANGEMENTS

         Not applicable.

ITEM 26. OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         Not applicable.

ITEM 27. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

         Not applicable.

ITEM 28. NUMBER OF HOLDERS OF SECURITIES

         On March 24, 1998, the outstanding shares of the Registrant's Common Stock were held of record by 147 persons.

ITEM 29. INDEMNIFICATION

         The answer to this Item is found on page 7 of the Registration Statement, in response to Item 19, which material is hereby incorporated by reference.

ITEM 30. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         For information as to the other business or employment of the Registrant's investment advisor, reference is made to Form ADV, as amended, of Voyageur Asset Mamagement LLC as filed with the Commission, which is hereby incorporated by reference.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 and 31a-3 thereunder are in the possession of Mr. Jerry D. Wheatley, Secretary and Treasurer of the Registrant, 214 North Ridgeway Drive, Cleburne, Texas.

ITEM 32. MANAGEMENT SERVICES

         Not applicable.

ITEM 33. UNDERTAKINGS

         Not applicable.

                                  S I G N A T U R E S



     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. Twenty to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleburne, and State of Texas, on the 28th day of April 1998.

          SAMARNAN INVESTMENT CORPORATION



          BY: /s/ George S. Walls, Jr.
              -----------------------------
                GEORGE S. WALLS, JR.
                       PRESIDENT